Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Angel Oak Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001612930
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 06, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 06, 2020
Prospectus Date	rr_ProspectusDate	May 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Angel Oak Financials Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak Financials Income Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Angel Oak Financials Income Fund
(formerly known as Angel Oak Flexible Income Fund)
Class A Shares – ANFLX
Class T Shares – ANFTX (not currently available for purchase)
Class C Shares – AFLCX
Institutional Class Shares – ANFIX

SUPPLEMENT

dated January 6, 2020 to the
SUMMARY PROSPECTUS and PROSPECTUS

dated May 31, 2019 (each as supplemented)

Effective December 31, 2019, Parks Capital Management, LLC no longer serves as a subadviser to the Angel Oak Financials Income Fund (the “Financials Income Fund”). Accordingly, all references to Parks Capital Management, LLC as a subadviser to the Financials Income Fund are removed from the Summary Prospectus and Prospectus.

In addition, Kevin Parks has joined the Adviser as a portfolio manager, and has joined the portfolio management team for the Financials Income Fund.

Accordingly, the following changes are made to the Summary Prospectus and Prospectus, as applicable:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The following paragraph replaces the ninth paragraph of the Financials Income Fund’s Principal Investment Strategies section of the Summary Prospectus; the ninth paragraph of the Financials Income Fund’s Principal Investment Strategies section on page 13 of the Prospectus; and the eighth paragraph of the Financials Income Fund’s Principal Investment Strategies section on page 38 of the Prospectus:

With respect to a limited portion of the Fund’s portfolio, the Fund may purchase and/or short sell equity securities of small-cap, publicly traded community banks. The Adviser employs a value oriented, research driven approach that seeks to identify community banks with discounted valuation.

Angel Oak Financials Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANFLX
Angel Oak Financials Income Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANFTX
Angel Oak Financials Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFLCX
Angel Oak Financials Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANFIX
Angel Oak Multi-Strategy Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak Multi-Strategy Income Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Angel Oak Multi-Strategy Income Fund
Class A Shares – ANGLX
        Class T Shares – ANGTX (not currently available for purchase)
Class C Shares – ANGCX
Institutional Class Shares – ANGIX
SUPPLEMENT
dated January 6, 2020 to the
SUMMARY PROSPECTUS AND PROSPECTUS

dated May 31, 2019 (as supplemented)

Since November 31, 2019, Parks Capital Management, LLC (“PCM”) has no longer served as a subadviser to the Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”). Accordingly, the Multi-Strategy Income Fund is no longer employing the strategy implemented by PCM and, as such, the disclosure relating to that strategy is removed from the Fund’s Prospectus and Summary Prospectus.

For clarity, the Principal Investment Strategies of the Fund as disclosed in its Summary Prospectus is restated below, in its entirety, with the deleted information stricken:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in mortgage-backed and other asset-backed fixed income securities, including securities backed by assets such as credit card receivables, student loans, automobile loans and residential and commercial real estate. The Fund’s allocation of its assets into various asset classes within the asset-backed fixed income market will depend on the views of Angel Oak Capital Advisors, LLC (the “Adviser”), the investment adviser to the Fund, as to the best value relative to what is currently presented in the market place. The Fund’s portfolio managers lead a team of sector specialists responsible for researching opportunities within their sector and making recommendations to the Fund’s portfolio managers. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser may sell investments if it determines that any of the mentioned factors have changed materially from its initial analysis or that other factors indicate that an investment is no longer earning a return commensurate with its risk. From time to time, the Fund may allocate its assets so as to focus on particular types of asset-backed fixed income securities. The Fund may also invest up to 20% of its net assets in collateralized loan obligations (“CLOs”), which are backed by a pool of loans. The Fund may also invest in collateral debt obligations (“CDOs”), which may be backed by a pool of debt. CLOs and CDOs are similar to collateralized mortgage obligations (“CMOs”) (described below), but differ as to the type of underlying loan or debt. CLOs, CDOs, and CMOs and other securitizations may be referred to as Structured Products.
Currently, the Adviser anticipates focusing the Fund’s investments on non-agency, residential mortgage-backed securities (“RMBS”). Residential mortgage loans are generally classified into three categories based on the risk profile of the borrower and the property: (i) Prime, (ii) Alternative-A (“Alt-A”), and (iii) Subprime. Prime residential mortgage loans are extended to borrowers who represent a relatively low risk profile through a strong credit history. Subprime loans are made to borrowers who display poor credit histories and other characteristics that correlate with a higher default risk. Alt-A loans are made to borrowers whose risk profile falls between Prime and Subprime. When selecting RMBS investments for the Fund, the Adviser intends to focus on RMBS that are collateralized by pools of Prime or Alt-A mortgages and that are seasoned (i.e., have a history of timely payments) (these securities are also known as CMOs).
Prime mortgage loans may be either “agency” or “non-agency.” Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”) and qualify as collateral for securities that are issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac, and are sponsored by private companies other than government sponsored enterprises (sometimes referred to as “private label paper”). Under normal circumstances, the Fund will concentrate its investments (i.e., invest more than 25% of its total assets (measured at the time of purchase)) in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities.
The Adviser analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued.
The Fund may also make direct investments in mortgage loans.
~~With respect to a limited portion of the Fund’s portfolio, the Fund may purchase and/or short sell equity securities of small-cap, publicly-traded community banks. Parks Capital Management, LLC, the Fund’s subadviser (the “Subadviser”), is responsible for managing this portion of the Fund’s portfolio, and the Subadviser employs a value-oriented, research-driven approach that seeks to identify community banks with discounted valuation.~~
The Fund may also invest in the securities of other investment companies (including those that are part of the same group of investment companies as the Fund) that invest primarily in fixed income securities. The Fund may invest, without limitation, in corporate debt securities of any quality and maturity, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. In selecting debt investments, the Adviser may consider maturity, yield, and ratings information and opportunities for price appreciation.
The Fund may invest up to 15% of its net assets in illiquid investments.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize (i) short selling, (ii) borrowing, and (iii) various types of derivative instruments, swaps (including total return and credit default swaps), futures contracts, and options, although the Adviser expects that not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and reverse repurchase agreements.
The Fund may implement its strategy by making investments directly or, to comply with certain regulations, through a wholly-owned and controlled subsidiary of the Fund organized as a statutory trust under the laws of the state of Delaware (each, a “Subsidiary”). The Subsidiary may invest in residential and commercial real estate whole loans, participations in such loans or instruments representing the right to receive interest payments and principal due on such loans. The Subsidiary may invest in residential and commercial real estate loans of any credit rating or no credit rating, including without limit in loans that are rated below investment grade. The principal risks of investments in the Subsidiary are the same as those relating to residential loans and mortgages. See “Residential Loans and Mortgages Risk.” The allocation of the Fund’s investments, if any, in the Subsidiary will vary over time, and the Subsidiary’s investments will also vary and may not include all of the types of investments described above. In the future, the Fund may form one or more additional wholly-owned and controlled subsidiaries.

Angel Oak Multi-Strategy Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGLX
Angel Oak Multi-Strategy Income Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGTX
Angel Oak Multi-Strategy Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGCX
Angel Oak Multi-Strategy Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANGIX